Commitments and contingencies - Geographic Concentration (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Third party reinsurance
Net written premiums	$ 305.7	$ 277.6	$ 1,095.4	$ 874.7	$ 1,090.2	$ 938.1	$ 847.6
US
Third party reinsurance
Net written premiums					563.1	463.0	397.5
Europe
Third party reinsurance
Net written premiums					262.3	258.9	241.9
Canada, Caribbean, Bermuda and Latin America
Third party reinsurance
Net written premiums					111.4	88.3	101.2
Asia and Other
Third party reinsurance
Net written premiums					$ 153.4	$ 127.9	$ 107.0